Derivative Instruments and Hedging Activities - Schedule of Amounts Recorded On Balance Sheet Related To Cumulative Basis Adjustments For Fair Value Hedges (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Current portion of long-term debt	$ 1,605.1		$ 500.0
Fair value hedges of fixed rate obligations		$ 1.0
Carrying Amount of Hedged Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Current portion of long-term debt			303.0
Fair value hedges of fixed rate obligations	985.2
Cumulative Amount of Fair Value Hedging Adjustment Included in Carrying Amount of Hedged Liabilities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Current portion of long-term debt			$ 3.1
Fair value hedges of fixed rate obligations	$ (10.5)